May 18, 2020

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re: Simplify Exchange Traded Funds

Dear Sir/Madam:

On behalf of Simplify Exchange Traded Funds (the “Trust”), we hereby electronically file, pursuant to Section 8(b) of the Investment Company Act of 1940, the Trust's Registration Statement on Form N-1A. The Trust will concurrently file Form N-8A.

If you have any questions concerning this filing, please contact the undersigned at 614-469-3294 or JoAnn M. Strasser at (614) 469-3265.

Very truly yours,

/s/ Brian Doyle-Wenger
Brian Doyle-Wenger